REVENUE RECOGNITION (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Revenue Recognition [Abstract]
Rebates	$ 2,890	$ 2,752
Chargebacks	1,273	1,052
Returns	490	510
Other	170	114
Sales reserves and allowances	$ 4,823	$ 4,428